Pay vs Performance Disclosure	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance Table

	Summary Compensation Table Total		Compensation Actually Paid				Value of Initial Fixed $100
	for First PEO	for Second PEO	to First PEO	to Second PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income	Operating Income Margin
Year	($) (1)	($) (2)	($) (1)	($) (2)	($) (3)	($) (3)	($) (4)	($) (4)	($) (5)	(6)
2023	$4,293,775	$1,375,446	$4,697,655	$1,415,198	$1,070,088	$1,333,526	$204.06	$161.02	$55,831,000	4.8%
2022	$—	$3,906,259	$—	$3,020,432	$991,889	$879,149	$148.45	$142.71	$31,253,000	3.9%
2021	$—	$2,739,554	$—	$3,952,035	$869,216	$1,075,397	$160.56	$165.48	$56,791,000	5.1%

Company Selected Measure Name	Operating Income Margin
Named Executive Officers, Footnote
(1)    On March 1, 2023, Mr. Phillips (the “First PEO”) began his employment as our Chief Executive Officer.
(2)    On February 28, 2023, Mr. Charron (the “Second PEO”) retired from his position as our Chief Executive Officer.
(3)    During 2023, our remaining NEOs consisted of the following: Ms. Croom, Mr. Korn, Ms. Thomson, and Mr. Thyen. During 2022, our remaining NEOs consisted of the following: Ms. Croom, Mr. Korn, Ms. Thomson, Mr. Thyen, and Mr. John Kahle. During 2021, our remaining NEOs consisted of the following: Mr. Michael Sergesketter, Mr. Kahle, Mr. Korn, and Mr. Thyen.

Peer Group Issuers, Footnote	(4) Total shareholder return (TSR) in the table above is calculated based on the assumption that $100 is invested in the Company’s stock and the Russell 2000 Electronic Components Subindex at the closing market prices on June 30, 2020 and that dividends, if any, are reinvested. The Russell 2000 Electronic Components Subindex is the same peer group we use in reporting the performance graph in our Annual Report on Form 10-K.
Adjustment To PEO Compensation, Footnote

Richard D. Phillips
2023
Total Compensation as reported in the Summary Compensation Table	$4,293,775
Less: Reported Value of Equity Awards	$(3,655,447)
Plus: Total Value of Unvested Awards Granted during the Fiscal Year	$4,059,327
Compensation Actually Paid	$4,697,655
The equity awards reportable for Mr. Phillips above consisted of performance shares, restricted shares, and an Equity Sign-On Inducement Grant, all of which are reported in the Summary Compensation Table at grant date fair value. In order to calculate the Compensation Actually Paid, the equity awards must be revalued at each fiscal year end. The performance shares were revalued based on updated performance metrics and the Company’s stock price as of each reportable fiscal year end. The restricted shares were revalued based on the Company’s stock price as of each reportable fiscal year end. The Equity Sign-On Inducement Grant was revalued using a Monte Carlo simulation as of each reportable fiscal year end.

	Donald D. Charron	Donald D. Charron	Donald D. Charron
	2023	2022	2021
Total Compensation as reported in the Summary Compensation Table	$1,375,446	$3,906,259	$2,739,554
Less: Reported Value of Equity Awards	$(513,969)	$(2,809,083)	$(1,443,443)
Plus: Total Value of Unvested Awards Granted during the Fiscal Year	$617,716	$2,278,268	$2,300,322
Total Change in Value of Unvested Awards Granted in Prior Fiscal Years	$(270,086)	$(402,603)	$346,277
Total Change in Value from Prior Fiscal Year-End of Awards that Vested during the Fiscal Year	$206,091	$47,591	$9,325
Compensation Actually Paid	$1,415,198	$3,020,432	$3,952,035
The equity awards reportable for Mr. Charron above consisted of performance shares and restricted shares, all of which are reported in the Summary Compensation Table at grant date fair value. In order to calculate the Compensation Actually Paid, the equity awards must be revalued at each fiscal year end. The performance shares were revalued based on updated performance metrics and the Company’s stock price as of each reportable fiscal year end. The restricted shares were revalued based on the Company’s stock price as of each reportable fiscal year end.

Non-PEO NEO Average Total Compensation Amount	$ 1,070,088	$ 991,889	$ 869,216
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,333,526	879,149	1,075,397
Adjustment to Non-PEO NEO Compensation Footnote

	Average Non-PEO NEOs	Average Non-PEO NEOs	Average Non-PEO NEOs
	2023	2022	2021
Total Compensation as reported in the Summary Compensation Table	$1,070,088	$991,889	$869,216
Less: Reported Value of Equity Awards	$(440,916)	$(418,641)	$(233,484)
Plus: Total Value of Unvested Awards Granted during the Fiscal Year	$549,035	$339,533	$372,088
Total Change in Value of Unvested Awards Granted in Prior Fiscal Years	$125,943	$(41,762)	$65,806
Total Change in Value from Prior Fiscal Year-End of Awards that Vested during the Fiscal Year	$29,376	$8,130	$1,771
Compensation Actually Paid	$1,333,526	$879,149	$1,075,397
The equity awards reflected in the table above for the Company’s average Non-PEO NEOs consisted of performance shares and restricted shares which were reported in the Summary Compensation Table at grant date fair value. In order to calculate the Compensation Actually Paid, the equity awards must be revalued at each fiscal year end. The performance shares were revalued based on updated performance metrics and the Company’s stock price as of each reportable fiscal year end. The restricted shares were revalued based on the Company’s stock price as of each reportable fiscal year end.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
Pay versus Performance Tabular List
The tabular list below reflects our other important performance measures used to link compensation actually paid for our NEOs to company performance, over the fiscal year ending June 30, 2023. The performance measures included in this table are ranked alphabetically, not by relative importance.

Performance Measures
•Economic Profit
•Environmental, Social, and Governance (ESG)
•Relative Growth
•Relative Total Shareholder Return (rTSR)

Total Shareholder Return Amount	$ 204.06	148.45	160.56
Peer Group Total Shareholder Return Amount	161.02	142.71	165.48
Net Income (Loss)	$ 55,831,000	$ 31,253,000	$ 56,791,000
Company Selected Measure Amount	0.048	0.039	0.051
Additional 402(v) Disclosure
As outlined in the CD&A above, the TCC Committee has implemented an executive compensation program that prioritizes performance and aims to align employee and Share Owner interests. The Pay vs. Performance disclosure below provides a snapshot of pay and performance alignment by evaluating the link between Compensation Actually Paid, as defined by the SEC (“CAP”), and measures of market and financial performance.

The following table sets forth additional compensation information for our principal executive officer (PEO) and our non-PEO named executive officers (Non-PEO NEOs), calculated in accordance with Item 402(v) of Regulation S-K, for fiscal years 2023, 2022, and 2021.

Measure:: 1
Pay vs Performance Disclosure
Name	•Economic Profit
Measure:: 2
Pay vs Performance Disclosure
Name	•Environmental, Social, and Governance (ESG)
Measure:: 3
Pay vs Performance Disclosure
Name	•Relative Growth
Measure:: 4
Pay vs Performance Disclosure
Name	•Relative Total Shareholder Return (rTSR)
Mr. Phillips [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,293,775	$ 0	$ 0
PEO Actually Paid Compensation Amount	4,697,655	0	0
Mr. Charron [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	1,375,446	3,906,259	2,739,554
PEO Actually Paid Compensation Amount	$ 1,415,198	$ 3,020,432	$ 3,952,035
PEO 1 [Member]
Pay vs Performance Disclosure
PEO Name	Richard D. Phillips
PEO 2 [Member]
Pay vs Performance Disclosure
PEO Name	Donald D. Charron	Donald D. Charron	Donald D. Charron
PEO | Mr. Phillips [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,655,447)
PEO | Mr. Phillips [Member] | Total Value of Unvested Awards Granted during the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,059,327
PEO | Mr. Charron [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(513,969)	$ (2,809,083)	$ (1,443,443)
PEO | Mr. Charron [Member] | Total Value of Unvested Awards Granted during the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	617,716	2,278,268	2,300,322
PEO | Mr. Charron [Member] | Total Change in Value of Unvested Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(270,086)	(402,603)	346,277
PEO | Mr. Charron [Member] | Total Change in Value from Prior Fiscal Year-End of Awards that Vested during the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	206,091	47,591	9,325
Non-PEO NEO | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(440,916)	(418,641)	(233,484)
Non-PEO NEO | Total Value of Unvested Awards Granted during the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	549,035	339,533	372,088
Non-PEO NEO | Total Change in Value of Unvested Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	125,943	(41,762)	65,806
Non-PEO NEO | Total Change in Value from Prior Fiscal Year-End of Awards that Vested during the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 29,376	$ 8,130	$ 1,771